DBX ETF TRUST

db-X MSCI Emerging Markets Currency-Hedged Equity Fund

db-X MSCI EAFE Currency-Hedged Equity Fund

db-X MSCI Brazil Currency-Hedged Equity Fund

db-X MSCI Canada Currency-Hedged Equity Fund

db-X MSCI Japan Currency-Hedged Equity Fund

(each, a “Fund”)

Supplement dated July 15, 2011 to the currently effective

Prospectus dated May 12, 2011

The following is hereby added immediately after the section titled “Distribution”:

Payments to Intermediaries

The Adviser or its affiliates may make payments to broker-dealers or other financial intermediaries (together, “intermediaries”) related to marketing activities and presentations and/or educational training programs relating to the Funds and certain other funds advised by the Adviser or its affiliates. Such payments, which may be significant to the intermediary, are not made by a Fund. Rather, such payments are made by the Adviser or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Funds and certain other funds advised by the Adviser or its affiliates. More information regarding these payments is contained in the Funds’ SAI.

Please Retain This Supplement For Future Reference.

DBXSUP071511

DBX ETF TRUST

db-X MSCI Emerging Markets Currency-Hedged Equity Fund

db-X MSCI EAFE Currency-Hedged Equity Fund

db-X MSCI Brazil Currency-Hedged Equity Fund

db-X MSCI Canada Currency-Hedged Equity Fund

db-X MSCI Japan Currency-Hedged Equity Fund

(each, a “Fund”)

Supplement dated July 15, 2011 to the currently effective

Statement of Additional Information dated May 12, 2011

The following is hereby added immediately after the section titled “Investment Advisory, Sub-Advisory, Administrative and Distribution Services—Distributor”:

Financial Intermediary Compensation

The Adviser and/or its subsidiaries or affiliates (“db-X Entities”) may pay certain broker-dealers and other financial intermediaries (“Intermediaries”) for certain marketing activities related to the Fund or other funds advised by the Adviser or its affiliates (“db-X Funds”) (with such payments being “Payments”). Any Payments made by db-X Entities will be made from their own assets and not from the assets of a Fund. Although a portion of db-X Entities’ revenue comes directly or indirectly in part from fees paid by the Funds and other db-X Funds, Payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, a Fund or other db-X Funds. db-X Entities may make Payments for Intermediaries’ participating in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about the Funds or for other activities, such as participation in marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems (“Education Costs”). db-X Entities may also make Payments to Intermediaries for certain printing, publishing and mailing costs associated with a Fund or materials relating to other db-X Funds or exchange-traded funds in general (“Publishing Costs”). In addition, db-X Entities may make Payments to Intermediaries for otherwise promoting the Funds and other db-X Funds. Payments of this type are sometimes referred to as revenue-sharing payments. Payments to an Intermediary may be significant to the Intermediary.

As of July 15, 2011, db-X Entities had arrangements to make Payments to ABAX Brokerage Services, LLC (“ABAX”). Pursuant to db-X Entities’ arrangement with ABAX, ABAX has agreed to conduct and participate in various marketing activities and presentations concerning the Funds with prospective clients (including, without limitation, registered investment advisers, analysts, financial institutions, institutional investors (e.g., pension funds, endowments), wirehouses and other professional investors). db-X Entities thus may make Payments to ABAX in respect of Education Costs as well as for the other services provided by ABAX.

Please Retain This Supplement For Future Reference.

DBXSUP071511